Consolidated Statement of Changes in Equity	Number of outstanding shares shares	Share capital MYR (RM)	Share capital USD ($)	Reserves MYR (RM)	Reserves USD ($)	Retained earnings MYR (RM)	Retained earnings USD ($)	Other comprehensive income MYR (RM)	Other comprehensive income USD ($)	MYR (RM)	USD ($)
Balance at Dec. 31, 2021		RM 69,284		RM 1,704,989		RM 1,918,455				RM 3,692,728
Balance (in Shares) at Dec. 31, 2021 | shares	15,700,000
Other comprehensive income
Foreign exchange reserve				2,199						2,199
Net profit (loss) for the year						3,943,506				3,943,506
Balance at Dec. 31, 2022		69,284	$ 15,700	1,707,188	$ 386,854	5,861,961	$ 1,353,011		$ (24,672)	7,638,433	$ 1,730,893
Balance (in Shares) at Dec. 31, 2022 | shares	15,700,000
Other comprehensive income								6,360		6,360
Foreign exchange reserve				(2,199)						(2,199)
Net profit (loss) for the year						7,147,068				7,147,068
Balance at Dec. 31, 2023		69,284	15,700	1,704,989	386,375	13,009,029	2,909,598	6,360	(90,577)	14,789,662	3,221,096
Balance (in Shares) at Dec. 31, 2023 | shares	15,700,000
Issuance of share capital		25,551,812								25,551,812
Issuance of share capital (in Shares) | shares	1,965,289
Transaction costs of share issue		(18,195,839)								(18,195,839)
Other comprehensive income								125,848		125,848	28,119
Net profit (loss) for the year						(5,150,005)				(5,150,005)	(1,150,711)
Balance at Dec. 31, 2024		RM 7,425,257	$ 1,659,090	RM 1,704,989	$ 380,961	RM 7,859,024	$ 1,756,010	RM 132,208	$ 29,540	RM 17,121,478	$ 3,825,601
Balance (in Shares) at Dec. 31, 2024 | shares	17,665,289